restructuring and other costs	12 Months Ended
Dec. 31, 2023
restructuring and other costs
restructuring and other costs
16	restructuring and other costs
(a)	Details of restructuring and other costs

With the objective of reducing ongoing costs, we incur associated incremental non-recurring restructuring costs, as discussed further in (b) following. We may also incur atypical charges when undertaking major or transformational changes to our business or operating models or post-acquisition business integration. In other costs, we include incremental atypical external costs incurred in connection with business acquisition or disposition activity; significant litigation costs in respect of losses or settlements; and adverse retrospective regulatory decisions.

Restructuring and other costs are presented in the Consolidated statements of income and other comprehensive income, as set out in the accompanying table.

Years ended December 31 (millions)	2023	2022
Restructuring [1] (b)
Goods and services purchased	$178	$118
Employee benefits expense	440	81
	618	199
Other (c)
Goods and services purchased	12	41
Employee benefits expense	87	—
	99	41
Total
Goods and services purchased	190	159
Employee benefits expense	527	81
	$717	$240

1	For the year ended December 31, 2023, excludes real estate rationalization-related restructuring impairments of property, plant and equipment of $73 (2022 – $9) which are included in depreciation.

(b)	Restructuring provisions

Employee-related provisions and other provisions, as presented in Note 25, include amounts in respect of restructuring activities. In 2023, restructuring activities included ongoing and incremental efficiency initiatives, some of which involved personnel-related costs and rationalization of real estate. These initiatives were intended to improve our long-term operating productivity and competitiveness.

(c)	Other

During the year ended December 31, 2023, incremental external costs were incurred in connection with business acquisitions and collective bargaining activities. In connection with business acquisitions, non-recurring atypical business integration expenditures that would be considered neither restructuring costs nor part of the fair value of the net assets acquired have been included in other costs. Employee benefits expense is in respect of lump sum payments to substantially all of our existing unionized members of Telecommunications Workers Union, United Steelworkers Local 1944 (TWU), for the ratification of the new collective agreement, as discussed in Note 29(c), and a lump sum past service cost defined benefit pension payment made in connection with collective commitments.